Derivative Instruments and Accounting Hedges - CLF assets hedged (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($) item	Dec. 31, 2017 CLP ($) item	Dec. 31, 2016 CLP ($)
CLF Assets hedged
Accumulated amount of unrealized gain charged to equity, before tax	$ (44,612)	$ (30,943)	$ 14,979	$ (50,481)
Cash flow hedge adjustment, net		(22,589)	11,158	(38,366)
Cash Flow hedge | Cash flow in CLF
CLF Assets hedged
Accumulated amount of unrealized gain charged to equity, before tax		30,943	14,979	50,481
Cash flow hedge adjustment, net		(22,589)	11,158	(38,366)
Accumulated amount of unrealized gain charged to equity, after income tax		(31,983)	(9,394)	20,552
Net effect in income of derivatives		$ 85,659	$ 93,612	$ 135,929
Number of hedges of net investments in foreign businesses | item		0	0